Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Entity Central Index Key	0001006373
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000017156
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Index VIP
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Small Cap Index VIP (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.38%

Gross expense ratio as of the latest prospectus: 0.42%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Russell 3000® Index	Russell 2000® Index
'14	$10,000	$10,000	$10,000
'15	$9,677	$9,722	$9,678
'15	$10,254	$10,285	$10,253
'15	$10,427	$10,180	$10,432
'15	$10,163	$10,226	$10,166
'15	$10,389	$10,368	$10,398
'15	$10,464	$10,194	$10,475
'15	$10,345	$10,365	$10,354
'15	$9,691	$9,739	$9,703
'15	$9,214	$9,455	$9,227
'15	$9,729	$10,202	$9,747
'15	$10,043	$10,258	$10,064
'15	$9,540	$10,048	$9,559
'16	$8,698	$9,481	$8,718
'16	$8,692	$9,478	$8,718
'16	$9,390	$10,145	$9,413
'16	$9,537	$10,208	$9,561
'16	$9,751	$10,391	$9,777
'16	$9,737	$10,412	$9,770
'16	$10,322	$10,825	$10,354
'16	$10,501	$10,853	$10,537
'16	$10,611	$10,870	$10,654
'16	$10,101	$10,635	$10,148
'16	$11,230	$11,111	$11,279
'16	$11,546	$11,327	$11,595
'17	$11,588	$11,541	$11,641
'17	$11,808	$11,970	$11,866
'17	$11,822	$11,978	$11,881
'17	$11,945	$12,105	$12,012
'17	$11,700	$12,229	$11,767
'17	$12,104	$12,339	$12,174
'17	$12,190	$12,572	$12,264
'17	$12,032	$12,596	$12,108
'17	$12,782	$12,903	$12,864
'17	$12,883	$13,185	$12,974
'17	$13,259	$13,585	$13,348
'17	$13,201	$13,721	$13,294
'18	$13,547	$14,444	$13,641
'18	$13,013	$13,912	$13,113
'18	$13,179	$13,633	$13,283
'18	$13,292	$13,684	$13,397
'18	$14,098	$14,071	$14,211
'18	$14,200	$14,163	$14,312
'18	$14,443	$14,633	$14,562
'18	$15,061	$15,147	$15,190
'18	$14,701	$15,172	$14,824
'18	$13,096	$14,055	$13,214
'18	$13,300	$14,336	$13,424
'18	$11,719	$13,002	$11,830
'19	$13,034	$14,118	$13,160
'19	$13,715	$14,614	$13,845
'19	$13,425	$14,828	$13,555
'19	$13,879	$15,420	$14,015
'19	$12,789	$14,422	$12,925
'19	$13,697	$15,435	$13,839
'19	$13,766	$15,664	$13,918
'19	$13,092	$15,345	$13,231
'19	$13,360	$15,614	$13,507
'19	$13,706	$15,950	$13,862
'19	$14,268	$16,557	$14,433
'19	$14,674	$17,035	$14,849
'20	$14,207	$17,016	$14,373
'20	$13,005	$15,623	$13,163
'20	$10,169	$13,475	$10,303
'20	$11,549	$15,259	$11,718
'20	$12,295	$16,075	$12,481
'20	$12,728	$16,443	$12,922
'20	$13,081	$17,376	$13,280
'20	$13,817	$18,635	$14,028
'20	$13,343	$17,957	$13,559
'20	$13,625	$17,569	$13,843
'20	$16,135	$19,706	$16,395
'20	$17,525	$20,593	$17,813
'21	$18,433	$20,501	$18,709
'21	$19,571	$21,142	$19,876
'21	$19,753	$21,900	$20,075
'21	$20,153	$23,029	$20,497
'21	$20,196	$23,134	$20,539
'21	$20,584	$23,705	$20,937
'21	$19,830	$24,105	$20,181
'21	$20,272	$24,793	$20,632
'21	$19,669	$23,680	$20,024
'21	$20,498	$25,282	$20,876
'21	$19,636	$24,897	$20,006
'21	$20,067	$25,877	$20,453
'22	$18,128	$24,355	$18,484
'22	$18,322	$23,741	$18,681
'22	$18,538	$24,512	$18,914
'22	$16,701	$22,312	$17,039
'22	$16,728	$22,282	$17,065
'22	$15,335	$20,418	$15,661
'22	$16,938	$22,333	$17,296
'22	$16,596	$21,500	$16,942
'22	$15,006	$19,506	$15,319
'22	$16,649	$21,106	$17,005
'22	$17,030	$22,208	$17,402
'22	$15,926	$20,907	$16,273
'23	$17,477	$22,347	$17,859
'23	$17,188	$21,825	$17,557
'23	$16,360	$22,408	$16,718
'23	$16,071	$22,647	$16,418
'23	$15,921	$22,735	$16,266
'23	$17,203	$24,288	$17,589
'23	$18,254	$25,158	$18,664
'23	$17,326	$24,673	$17,731
'23	$16,303	$23,497	$16,687
'23	$15,198	$22,875	$15,549
'23	$16,562	$25,008	$16,956
'23	$18,595	$26,334	$19,028
'24	$17,858	$26,626	$18,288
'24	$18,868	$28,067	$19,322
'24	$19,536	$28,973	$20,013
'24	$18,163	$27,698	$18,605
'24	$19,060	$29,006	$19,538
'24	$18,889	$29,904	$19,357
'24	$20,797	$30,460	$21,324
'24	$20,498	$31,123	$21,006
'24	$20,626	$31,767	$21,152
'24	$20,327	$31,534	$20,847
'24	$22,548	$33,632	$23,134
'24	$20,669	$32,604	$21,223

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A	11.15%	7.09%	7.53%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 422,320,581
Holdings Count | Holding	1,981
Advisory Fees Paid, Amount	$ 972,838
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	422,320,581
Number of Portfolio Holdings	1,981
Portfolio Turnover Rate (%)	20
Total Net Advisory Fees Paid ($)	972,838

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Government & Agency Obligations	0%
Rights	0%
Other Investments	0%
Warrants	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	18%
Industrials	18%
Health Care	16%
Information Technology	14%
Consumer Discretionary	9%
Real Estate	6%
Energy	5%
Materials	4%
Consumer Staples	3%
Utilities	3%
Communication Services	3%

Material Fund Change [Text Block]
C000017157
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Index VIP
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Small Cap Index VIP (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$72	0.68%

Gross expense ratio as of the latest prospectus: 0.73%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class B	Russell 3000® Index	Russell 2000® Index
'14	$10,000	$10,000	$10,000
'15	$9,676	$9,722	$9,678
'15	$10,248	$10,285	$10,253
'15	$10,422	$10,180	$10,432
'15	$10,154	$10,226	$10,166
'15	$10,380	$10,368	$10,398
'15	$10,455	$10,194	$10,475
'15	$10,330	$10,365	$10,354
'15	$9,671	$9,739	$9,703
'15	$9,195	$9,455	$9,227
'15	$9,703	$10,202	$9,747
'15	$10,016	$10,258	$10,064
'15	$9,515	$10,048	$9,559
'16	$8,668	$9,481	$8,718
'16	$8,668	$9,478	$8,718
'16	$9,358	$10,145	$9,413
'16	$9,499	$10,208	$9,561
'16	$9,711	$10,391	$9,777
'16	$9,704	$10,412	$9,770
'16	$10,279	$10,825	$10,354
'16	$10,457	$10,853	$10,537
'16	$10,560	$10,870	$10,654
'16	$10,053	$10,635	$10,148
'16	$11,176	$11,111	$11,279
'16	$11,485	$11,327	$11,595
'17	$11,526	$11,541	$11,641
'17	$11,738	$11,970	$11,866
'17	$11,752	$11,978	$11,881
'17	$11,878	$12,105	$12,012
'17	$11,628	$12,229	$11,767
'17	$12,022	$12,339	$12,174
'17	$12,108	$12,572	$12,264
'17	$11,950	$12,596	$12,108
'17	$12,688	$12,903	$12,864
'17	$12,795	$13,185	$12,974
'17	$13,153	$13,585	$13,348
'17	$13,096	$13,721	$13,294
'18	$13,433	$14,444	$13,641
'18	$12,910	$13,912	$13,113
'18	$13,075	$13,633	$13,283
'18	$13,181	$13,684	$13,397
'18	$13,972	$14,071	$14,211
'18	$14,072	$14,163	$14,312
'18	$14,313	$14,633	$14,562
'18	$14,917	$15,147	$15,190
'18	$14,553	$15,172	$14,824
'18	$12,964	$14,055	$13,214
'18	$13,166	$14,336	$13,424
'18	$11,600	$13,002	$11,830
'19	$12,895	$14,118	$13,160
'19	$13,569	$14,614	$13,845
'19	$13,274	$14,828	$13,555
'19	$13,717	$15,420	$14,015
'19	$12,642	$14,422	$12,925
'19	$13,538	$15,435	$13,839
'19	$13,606	$15,664	$13,918
'19	$12,932	$15,345	$13,231
'19	$13,197	$15,614	$13,507
'19	$13,538	$15,950	$13,862
'19	$14,084	$16,557	$14,433
'19	$14,486	$17,035	$14,849
'20	$14,016	$17,016	$14,373
'20	$12,838	$15,623	$13,163
'20	$10,030	$13,475	$10,303
'20	$11,388	$15,259	$11,718
'20	$12,122	$16,075	$12,481
'20	$12,539	$16,443	$12,922
'20	$12,886	$17,376	$13,280
'20	$13,600	$18,635	$14,028
'20	$13,144	$17,957	$13,559
'20	$13,412	$17,569	$13,843
'20	$15,882	$19,706	$16,395
'20	$17,251	$20,593	$17,813
'21	$18,124	$20,501	$18,709
'21	$19,245	$21,142	$19,876
'21	$19,423	$21,900	$20,075
'21	$19,814	$23,029	$20,497
'21	$19,845	$23,134	$20,539
'21	$20,226	$23,705	$20,937
'21	$19,486	$24,105	$20,181
'21	$19,909	$24,793	$20,632
'21	$19,306	$23,680	$20,024
'21	$20,120	$25,282	$20,876
'21	$19,274	$24,897	$20,006
'21	$19,697	$25,877	$20,453
'22	$17,784	$24,355	$18,484
'22	$17,963	$23,741	$18,681
'22	$18,175	$24,512	$18,914
'22	$16,367	$22,312	$17,039
'22	$16,380	$22,282	$17,065
'22	$15,030	$20,418	$15,661
'22	$16,599	$22,333	$17,296
'22	$16,252	$21,500	$16,942
'22	$14,683	$19,506	$15,319
'22	$16,290	$21,106	$17,005
'22	$16,663	$22,208	$17,402
'22	$15,583	$20,907	$16,273
'23	$17,100	$22,347	$17,859
'23	$16,804	$21,825	$17,557
'23	$15,994	$22,408	$16,718
'23	$15,705	$22,647	$16,418
'23	$15,546	$22,735	$16,266
'23	$16,810	$24,288	$17,589
'23	$17,821	$25,158	$18,664
'23	$16,916	$24,673	$17,731
'23	$15,918	$23,497	$16,687
'23	$14,827	$22,875	$15,549
'23	$16,158	$25,008	$16,956
'23	$18,128	$26,334	$19,028
'24	$17,422	$26,626	$18,288
'24	$18,394	$28,067	$19,322
'24	$19,046	$28,973	$20,013
'24	$17,692	$27,698	$18,605
'24	$18,578	$29,006	$19,538
'24	$18,398	$29,904	$19,357
'24	$20,253	$30,460	$21,324
'24	$19,949	$31,123	$21,006
'24	$20,073	$31,767	$21,152
'24	$19,769	$31,534	$20,847
'24	$21,929	$33,632	$23,134
'24	$20,101	$32,604	$21,223

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class B	10.89%	6.77%	7.23%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 422,320,581
Holdings Count | Holding	1,981
Advisory Fees Paid, Amount	$ 972,838
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	422,320,581
Number of Portfolio Holdings	1,981
Portfolio Turnover Rate (%)	20
Total Net Advisory Fees Paid ($)	972,838

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Government & Agency Obligations	0%
Rights	0%
Other Investments	0%
Warrants	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	18%
Industrials	18%
Health Care	16%
Information Technology	14%
Consumer Discretionary	9%
Real Estate	6%
Energy	5%
Materials	4%
Consumer Staples	3%
Utilities	3%
Communication Services	3%

Material Fund Change [Text Block]